Selected Balance Sheet Detail	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Selected Balance Sheet Detail

5.  Selected Balance Sheet Detail

Inventories, net

Inventories consisted of the following at (in thousands):

	September 30,	December 31,
	2016	2015
	(unaudited)
Raw materials	$470	$575
Work in process	4,920	5,028
Finished goods	3,499	3,156

	8,889	8,759

Allowance for excess and obsolescence	(3,079)	(550)
Inventories, net	$5,810	$8,209

Property and equipment, net of accumulated depreciation and amortization

Property and equipment consisted of the following at (in thousands):

	September 30,	December 31,
	2016	2015
	(unaudited)
Laboratory equipment	$3,594	$3,369
Computer hardware and software	2,117	1,960
Leasehold improvements	533	508
Furniture, fixtures and equipment	135	135

	6,379	5,972
Accumulated depreciation and amortization	(4,852)	(4,540)

Property and equipment, net	$1,527	$1,432

4. Selected Balance Sheet Detail

Inventories, net

Inventories consisted of the following at December 31, 2015 and 2014 (in thousands):

	2015	2014

Raw materials	$575	$611
Work in process	5,028	4,729
Finished goods	3,156	1,749
	8,759	7,089
Allowance for excess and obsolescence	(550)	(1,367)
Inventories, net	$8,209	$5,722

Property and equipment, net of accumulated depreciation

Property and equipment consisted of the following at December 31, 2015 and 2014 (in thousands):

	2015	2014
Laboratory equipment	$3,369	$3,286
Computer hardware and software	1,960	1,701
Leasehold improvements	508	362
Furniture, fixtures and equipment	135	135
	5,972	5,484
Accumulated depreciation and amortization	(4,540)	(4,479)
Property and equipment, net	$1,432	$1,005